Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Schedule of Borrowings

The borrowings consisted of the following:

	At December 31,
	2025	2024
Term loan I	$14,446	$61,437
Term loan II	174,243	170,517
Less borrowings – current	(28,909)	(60,413)
Borrowings – non-current	$159,780	$171,541

Schedule of Annual Maturities

The annual maturities of the principal amount of both term loans as of December 31, 2025 are as follows:

Annual Maturities
2026	$28,909
2027	15,082
2028	15,711
2029	16,401
2030	17,103
Thereafter	95,483
Total	$188,689